Bank Loans	12 Months Ended
Dec. 31, 2024
Bank Loans [Abstract]
BANK LOANS
11.	BANK LOANS

The following table presents bank loans from commercial banks as of December 31, 2024 and 2023:

	As of December 31, 2024	As of December 31, 2023

Bank of China Fuzhou Jin’an Branch	$11,129	$11,295
China Merchant Bank Fuzhou Branch	10,340	10,589
Xiamen International Bank Co., Ltd. Fuzhou Branch	6,956	7,059
Haixia Bank of Fujian Fuzhou Jin’an Branch	1,113	1,412
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch	1,391	-
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch	2,087	2,118
Industrial Bank Fuzhou Branch	4,994	2,245
Haixia Bank of Fujian Fuzhou Minjiang Branch	1,391	1,412
Bank of China Ningde Branch	16,390	-
Total	55,791	36,130
Less: Short-term bank loans	(39,401)	(36,130)
Long-term bank loans	$16,390	$-

The movement of bank loans is as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Beginning balance	$36,130	$47,655	$45,956
Additions	66,844	37,876	61,269
Repayments	(46,464)	(48,661)	(55,485)
Exchange rate effect	(719)	(740)	(4,085)
Total	$55,791	$36,130	$47,655

For the years ended December 31, 2024, 2023 and 2022, the capitalized interest for the above bank loans was approximately $0.3 million, $nil and $nil, respectively. For the years ended December 31, 2024, 2023 and 2022, the interest expense for the above bank loans was approximately $1.3 million,1.4 million and 2.1 million, respectively. The bank loans outstanding for the years ended December 31, 2024, 2023 and 2022 carried a weighted average interest rate of approximately 3.55%, 3.94% and 4.08% per annum, respectively.

The repayment schedule for the bank loans is as follows:

Twelve months ending December 31,	Repayment
2025	$39,401
2026	819
2027	1,639
2028	2,049
2029	2,049
Thereafter	9,834
Total	$55,791

As of December 31, 2024 and 2023, certain plant and land use right of the Company with the aggregated net book value of approximately $24.6 million and approximately $26.2 million, respectively, were pledged for certain notes payable and bank loans.

As of December 31, 2024, the Company had an aggregate credit line of approximately $92.4 million (RMB664.0 million) and approximately $75.7 million (RMB544.3 million) was used for the loan balance, bank acceptance notes payable, letters of credit and letters of guarantee.